LKCM Aquinas Catholic Equity Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Aerospace & Defense - 2.2%
L3Harris Technologies, Inc.	6,300	$1,342,530

Banks - 0.8%
Cullen/Frost Bankers, Inc.	4,000	450,280

Beverages - 4.3%
Keurig Dr Pepper, Inc.	27,500	843,425
PepsiCo, Inc.	10,000	1,750,100
		2,593,525

Broadline Retail - 2.4%
Amazon.com, Inc.(a)	8,000	1,443,040

Chemicals - 10.2%
Corteva, Inc.	22,500	1,297,575
DuPont de Nemours, Inc.	10,000	766,700
Ecolab, Inc.	5,000	1,154,500
Linde PLC (b)	2,500	1,160,800
Sherwin-Williams Co.	5,000	1,736,650
		6,116,225

Construction Materials - 2.1%
Martin Marietta Materials, Inc.	2,000	1,227,880

Consumer Finance - 3.0%
American Express Company	8,000	1,821,520

Electronic Equipment, Instruments & Components - 4.8%
Teledyne Technologies, Inc.(a)	3,000	1,287,960
Trimble, Inc.(a)	25,000	1,609,000
		2,896,960

Food Products - 2.0%
Kraft Heinz Co.	32,500	1,199,250

Health Care Equipment & Supplies - 5.2%
Alcon, Inc.(b)	13,500	1,124,415
Stryker Corp.	5,500	1,968,285
		3,092,700

Industrial Conglomerates - 2.4%
Honeywell International, Inc.	7,000	1,436,750

Interactive Media & Services - 3.9%
Alphabet, Inc. - Class A(a)	15,500	2,339,415

IT Services - 2.3%
Akamai Technologies, Inc.(a)	12,500	1,359,500

Machinery - 3.5%
Chart Industries, Inc.(a)	8,500	1,400,120
Illinois Tool Works Inc.	2,500	670,825
		2,070,945

Marine Transportation - 2.6%
Kirby Corp.(a)	16,500	1,572,780

Oil, Gas & Consumable Fuels - 9.3%
Chevron Corp.	6,500	1,025,310
Devon Energy Corp.	28,000	1,405,040
Diamondback Energy Inc.	5,000	990,850
Kinder Morgan, Inc.	60,000	1,100,400
Permian Resources Corp.	60,000	1,059,600
		5,581,200

Pharmaceuticals - 2.8%
Zoetis, Inc.	10,000	1,692,100

Professional Services - 4.2%
Broadridge Financial Solutions, Inc.	5,500	1,126,730
Verisk Analytics, Inc.	6,000	1,414,380
		2,541,110

Semiconductors & Semiconductor Equipment - 3.5%
NVIDIA Corp.	2,300	2,078,188

Software - 16.2%
Adobe, Inc.(a)	3,700	1,867,020
Microsoft Corp.	7,500	3,155,400
Oracle Corp.	19,500	2,449,395
Roper Technologies, Inc.	4,000	2,243,360
		9,715,175

Specialty Retail - 5.7%
Academy Sports & Outdoors, Inc.	27,500	1,857,350
Home Depot, Inc.	4,000	1,534,400
		3,391,750

Technology Hardware, Storage & Peripherals - 2.9%
Apple Inc.	10,000	1,714,800

Textiles, Apparel & Luxury Goods - 1.8%
Ralph Lauren Corp.	5,800	1,089,008
TOTAL COMMON STOCKS (Cost $27,173,393)		58,766,631

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.24%(c)	1,172,045	1,172,045
TOTAL SHORT-TERM INVESTMENTS (Cost $1,172,045)		1,172,045

TOTAL INVESTMENTS - 100.1% (Cost $28,345,438)		$59,938,676
Liabilities in Excess of Other Assets - (0.1)%		(49,976)
TOTAL NET ASSETS - 100.0%		$59,888,700

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

LKCM AQUINAS CATHOLIC EQUITY FUND Sector Classification as of March 31, 2024
(% of Net Assets)
Information Technology	29.7%
Industrials	14.9
Materials	12.3
Consumer Discretionary	9.9
Energy	9.3
Health Care	8.0
Consumer Staples	6.3
Communication Services	3.9
Financials	3.8
Money Market Funds	2.0
Liabilities in Excess of Other Assets	(0.1)
100.0%

Fair Value Measurement Summary at March 31, 2024

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements.
The Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2024, the Fund's assets carried at fair value were classified as follows:

LKCM Aquinas Catholic Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	58,766,631	–	–	58,766,631
Money Market Funds	1,172,045	–	–	1,172,045
Total Assets	59,938,676	–	–	59,938,676

Refer to the Schedule of Investments for industry classifications.